Related Party Transaction and Balances - Schedule of Balances with Affected Entity (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Balances with Affected Entity [Abstract]
Payables to Affected Entity, non-current	¥ 173,046,163	$ 23,707,227	¥ 173,680,363
Total	¥ 173,046,163		¥ 173,680,363